Other assets	12 Months Ended
Mar. 31, 2012
Prepaid expenses and deposits/Other assets [Abstract]
Other assets

12. Other assets

a) Other assets are as follows:

	March 31, 2012	March 31, 2011
Prepaid lease payments (note 10)	$895	$2,354
Assets held for sale (note 12(b) and 21(a))	1,841	721
Intangible assets (note 12(c))	12,866	16,161
Deferred financing costs (note 12(d))	6,141	7,672
	$21,743	$26,908

b) Assets held for sale

Equipment disposal decisions are made using an approach in which a target life is set for each type of equipment. The target life is based on the manufacturer’s recommendations and the Company’s past experience in the various operating environments. Once a piece of equipment reaches its target life it is evaluated to determine if disposal is warranted basedon its expected operating cost and reliability in its current state. If the expected operating cost exceeds the target operating cost for the fleet or if the expected reliability is lower than the target reliability of the fleet, the unit is considered for disposal. Expected operating costs and reliability are based on the past history of the unit and experience in the various operating environments. Assets held for sale are sold on the Company’s used equipment website and syndicated on third party equipment sale websites. If a sale is not realized after a reasonable length of time, the equipment will be sent to auction for disposal.

During the year ended March 31, 2012, impairment of assets held for sale amounting to $8,748, largely due to the writedown of several haul trucks to fair value, have been included in depreciation expense in the Consolidated Statements of Operations (2011 – $141; 2010 – $806). The impairment charge is the amount by which the carrying value of the related assets exceeded their fair value less costs to sell. Gain on disposal of assets held for sale was $466 for the year ended March 31, 2012 (2011 – loss of $825; 2010 – loss of $373).

c) Intangible assets

March 31, 2012	Cost	Accumulated Amortization	Net Book Value
Customer relationships and backlog	$4,442	$1,445	$2,997
Other intangible assets	2,364	1,204	1,160
Internal-use software	16,825	9,644	7,181
Patents	2,017	489	1,528
	$25,648	$12,782	$12,866

March 31, 2011	Cost	Accumulated Amortization	Net Book Value
Customer relationships and backlog	$4,442	$755	$3,687
Other intangible assets	2,364	779	1,585
Internal-use software	15,469	6,441	9,028
Patents	2,017	156	1,861
	$24,292	$8,131	$16,161

During the year ended March 31, 2012, the Company capitalized $3,537 (2011 – $4,748; 2010 – $3,362) related to internally developed computer software. Internal use software with a cost of $607 and accumulated amortization of $358 was written off and the net book value of $249 was included in amortization of intangible assets during the year ended March 31, 2012 (2011 – $nil; 2010 – $208).

Amortization of intangible assets for the year ended March 31, 2012 was $5,702 (2011 – $3,540; 2010 – $1,719). The estimated amortization expense for future years is as follows:

For the year ending March 31,
2013	$4,325
2014	3,625
2015	2,474
2016	1,574
2017 and thereafter	868
$12,866

During the year ended March 31, 2011, $7,284 in additions were made to intangible assets as a result of the acquisition of the assets of Cyntech Corporation and its wholly-owned subsidiary Cyntech Anchor Systems LLC (note 6(a)).

During the year ended March 31, 2010, $547 in additions were made to intangible assets as a result of the acquisition of DF Investments Limited and its subsidiary, Drillco Foundation Co. Ltd. (note 6(b)).

d) Deferred financing costs

March 31, 2012	Cost	Accumulated Amortization	Net Book Value
Term and revolving facilities	$5,422	$4,652	$770
Series 1 Debentures	6,886	1,515	5,371
	$12,308	$6,167	$6,141

March 31, 2011	Cost	Accumulated Amortization	Net Book Value
Term and revolving facilities	$5,362	$3,855	$1,507
Series 1 Debentures	6,886	721	6,165
	$12,248	$4,576	$7,672

During the year ended March 31, 2012, financing fees of $60 were incurred in connection with the modifications made to the amended and restated credit agreement (2011 – $1,034; 2010 – $1,123) (note 15(b)). During the year ended March 31, 2012, financing fees of $nil were incurred in connection with the Series 1 Debentures (2011 – $5,846) (note 15(e)). These fees have been recorded as deferred financing costs and are being amortized using the effective interest method over the term of the credit agreement and the series 1 Debentures, respectively.

Amortization of deferred financing costs included in interest expense for the year ended March 31, 2012 was $1,591 (2011–$1,609; 2010 – $3,348). Upon redemption of the 8 3/4% senior notes on April 28, 2010, the unamortized deferred financing costs related to the 8 3/4 % senior notes of $4,324 were expensed and included in the loss on debt extinguishment (note 15(d)). In addition, $183 related to amortization of deferred financing costs incurred up to the redemption date was included in interest expense.